UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street	Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Common Stocks - 91.80%	Shares	Value

Agricultural Chemicals - 1.94%
Scotts Miracle-Gro Co. - Class A	30,000	$ 1,229,700

Apparel & Other Finished Products of Fabrics & Similar Materials - 0.95%
Carter's, Inc. (a)	28,500	603,345

Beverages - 3.36%
The Coca-Cola Co.	26,000	1,354,860
Constellation Brands, Inc. - Class A (a)	35,000	767,550
		2,122,410

Bottled & Canned Soft Drinks & Carbonated Waters - 1.81%
Cadbury Schweppes Plc. (b)	23,000	1,143,790

Cable & Other Pay Television Services - 2.07%
Comcast Corp. - Class A (a)	49,750	1,306,932

Crude Petroleum & Natural Gas - 3.70%
Pioneer Natural Resources Co.	22,500	1,023,750
Royal Dutch Shell Plc. - Class A (b)	17,000	1,319,030
		2,342,780

Drilling Oil & Gas Wells - 2.25%
Diamond Offshore Drilling, Inc.	3,700	381,766
GlobalSantaFe Corp.	5,000	358,550
Helmerich & Payne, Inc.	21,000	679,770
		1,420,086

Electronic & Other Electrical Equipment - 3.06%
General Electric Co.	50,000	1,938,000

Electronic Connectors - 0.99%
Tyco International Ltd.	13,250	626,592

Fats & Oils - 2.52%
Archer-Daniels-Midland Co.	28,500	957,600
Bunge Ltd.	7,000	634,270
		1,591,870

Fire, Marine & Casualty Insurance - 1.99%
Chubb Corp.	25,000	1,260,250

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 91.80% - continued	Shares	Value

Finance Lessors - 0.65%
CIT Group, Inc.	10,000	$ 411,800

Food & Kindred Products - 1.96%
Unilever N.V. (c)	41,000	1,240,660

Grain Mill Products - 1.85%
General Mills, Inc.	21,000	1,168,020

Industrial Organic Chemicals - 1.09%
Lubrizol Corp.	11,000	689,260

Insurance Agents, Brokers & Service - 3.14%
Hartford Financial Services Group	9,500	872,765
Marsh & McLennan Companies, Inc.	40,500	1,115,775
		1,988,540

Investment Advice - 0.91%
Federated Investors, Inc. - Class B	16,000	576,160

Laboratory Analytical Instruments - 2.37%
Applera Corp. - Applied Biosystems Group	48,000	1,498,560

Miscellaneous Manufacturing Industries - 0.73%
International Game Technology	13,000	459,160

Motor Vehicles & Passenger Car Bodies - 2.39%
Honda Motor Co., Ltd. (b)	42,000	1,512,840

National Commercial Banks - 3.60%
KeyCorp	8,000	277,520
TCF Financial Corp.	40,000	983,600
U.S. Bancorp	34,000	1,018,300
		2,279,420

Newspapers: Publishing or Publishing & Printing - 1.81%
New York Times Co. - Class A	50,000	1,143,000

Office Machines - 0.73%
Pitney Bowes, Inc.	10,000	461,000

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 91.80% - continued	Shares	Value

Oil & Gas Field Machinery & Equipment - 0.89%
Grant Prideco, Inc. (a)	10,000	$ 561,000

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.51%
PPG Industries, Inc.	12,500	953,375

Paper Mills - 2.02%
International Paper Co.	34,500	1,278,915

Petroleum Refining - 2.49%
Chevron Corp.	8,025	684,212
ConocoPhillips	11,000	889,240
		1,573,452

Pharmaceutical Preparations - 7.15%
Abbott Laboratories	27,000	1,368,630
Eli Lilly & Co.	30,000	1,622,700
Pfizer, Inc.	65,000	1,528,150
		4,519,480

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.85%
Eastman Chemical Co.	17,000	1,169,940

Refuse Systems - 1.80%
Waste Management, Inc.	30,000	1,140,900

Retail - Grocery Stores - 1.93%
Kroger Co.	47,000	1,220,120

Retail - Variety Stores - 2.49%
Costco Wholesale Corp.	3,300	197,340
Wal-Mart Stores, Inc.	30,000	1,378,500
		1,575,840

Retail - Women's Clothing Stores - 1.91%
Limited Brands, Inc.	50,000	1,207,500

Savings Institution, Federally Chartered - 1.40%
Countrywide Financial Corp.	31,500	887,355

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 91.80% - continued	Shares	Value

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.53%
Raytheon Company	17,500	$ 968,800

Services - Advertising Agencies - 1.21%
Interpublic Group of Companies, Inc. (a)	73,000	765,770

Services - Business Services - 2.25%
Manpower, Inc.	18,000	1,422,900

Services - Prepackaged Software - 4.53%
Lawson Software, Inc. (a)	100,000	953,000
Microsoft Corp.	66,000	1,913,340
		2,866,340

Surety Insurance - 1.69%
MBIA, Inc.	19,000	1,065,900

Surgical & Medical Instruments & Apparatus - 2.97%
Becton, Dickinson & Co.	17,500	1,336,300
Covidien Ltd. (a)	13,250	542,588
		1,878,888

Telephone & Telegraph Apparatus - 1.57%
Adtran, Inc.	38,000	991,420

Trucking (No Local) - 1.01%
Con-way, Inc.	13,000	642,070

Wholesale - Electronic Parts & Equipment - 2.17%
Tyco Electronics Ltd. (a)	38,250	1,370,115

Women's, Misses', and Juniors Outerwear - 1.56%
Liz Claiborne, Inc.	28,000	983,920

TOTAL COMMON STOCKS (Cost $51,570,450)		58,058,175

Real Estate Investment Trusts - 0.50%
Redwood Trust, Inc.	11,000	316,800

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $445,840)		316,800

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

	Shares	Value

Money Market Securities - 8.24%
Huntington U.S. Treasury Money Market Fund, 3.97% (d)	5,208,467	$ 5,208,467

TOTAL MONEY MARKET SECURITIES (Cost $5,208,467)		5,208,467

TOTAL INVESTMENTS (Cost $57,224,757) - 100.54%		$ 63,583,442

Liabilities in excess of other assets - (0.54)%		(338,446)

TOTAL NET ASSETS - 100.00%		$ 63,244,996

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry.
(d) Variable Rate Security; the money market rate shown represents the rate at July 31, 2007.

Tax Related
Unrealized appreciation		$ 7,821,497
Unrealized depreciation		(1,462,812)
Net unrealized appreciation		$ 6,358,685

Aggregate cost of securities for income tax purposes		$ 57,224,757

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Common Stocks - 99.05%	Shares	Value

Abrasive, Asbestos & Miscellanous. Nonmetallic Mineral Products - 1.43%
CARBO Ceramics, Inc.	2,300	$ 103,684

Air Transportation, Nonscheduled - 1.25%
Bristow Group, Inc. (a)	1,900	90,117

Air Transportation, Scheduled - 1.17%
SkyWest, Inc.	3,800	84,778

Apparel & Other Finished Products of Fabrics & Similar Material - 0.97%
Carter's, Inc. (a)	3,300	69,861

Communications Equipment - 1.65%
Applied Signal Technology, Inc.	8,200	119,392

Communications Services - 0.92%
InPhonic, Inc. (a)	18,500	66,600

Computer Storage Devices - 1.92%
Dot Hill Systems Corp. (a)	36,700	139,093

Deep Sea Foreign Transportation of Freight - 3.20%
DryShips, Inc.	1,800	103,176
Excel Maritime Carriers Ltd.	2,295	89,046
StealthGas, Inc.	2,300	39,629
		231,851

Drilling Oil & Gas Wells - 1.03%
Helmerich & Payne, Inc.	2,300	74,451

Electronic Connectors - 4.09%
Tyco International Ltd.	6,250	295,562

Fire, Marine & Casualty Insurance - 4.22%
CastlePoint Holdings Ltd.	10,100	125,745
James River Group, Inc.	2,300	76,038
North Pointe Holdings Corp. (a)	8,900	103,507
		305,290

Life Insurance - 1.57%
American Equity Investment Life Holding Co.	10,000	113,500

Lumber & Wood Products (No Furniture) - 1.00%
Louisiana-Pacific Corp.	3,900	72,228

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 99.05% - continued	Shares	Value

Miscellaneous Manufacturing Industries - 2.36%
Shuffle Master, Inc. (a)	8,500	$ 123,505
WMS Industries, Inc. (a)	1,800	46,962
		170,467

Motor Vehicles & Passenger Car Bodies - 1.83%
Monaco Coach Corp.	9,500	132,525

National Commercial Banks - 2.62%
Citizens Republic Bancorp, Inc.	3,800	61,180
Midwest Banc Holdings, Inc.	9,000	128,520
		189,700

Oil & Gas Field Machinery & Equipment - 1.22%
Newpark Resources, Inc. (a)	13,900	87,987

Perfumes, Cosmetics & Other Toilet Preparations - 2.79%
Physicians Formula Holdings, Inc. (a)	13,500	201,825

Pharmaceutical Preparations - 5.25%
Angiotech Pharmaceuticals, Inc. (a)	33,300	230,769
Perrigo Co.	8,000	149,200
		379,969

Radio Broadcasting Stations - 1.69%
Radio One, Inc. - Class D (a)	20,100	122,409

Radio & TV Broadcasting & Communications Equipment - 2.22%
Powerwave Technologies, Inc. (a)	24,600	160,884

Railroad Equipment - 1.94%
Greenbrier Companies, Inc.	4,200	140,154

Real Estate - 2.50%
Meruelo Maddux Properties, Inc. (a)	28,200	180,762

Retail - Auto & Home Supply Stores - 2.04%
MarineMax, Inc. (a)	7,900	147,730

Retail - Drug Stores and Proprietary Stores - 1.99%
BioScrip, Inc. (a)	26,400	143,616

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)
Common Stocks - 99.05% - continued	Shares	Value

Retail - Eating Places - 1.98%
Benihana, Inc. - Class A (a)	6,100	$ 118,157
Benihana, Inc. (a)	1,300	25,324
		143,481

Retail - Home Furniture, Furnishings & Equipment Stores - 1.34%
Cost Plus, Inc. (a)	13,700	97,133

Retail - Miscellaneous Shopping Goods Stores - 1.24%
Big 5 Sporting Goods Corp.	4,200	89,754

Retail - Radio, TV & Consumer Electronic Stores - 1.60%
Guitar Center, Inc. (a)	2,000	116,100

Retail - Variety Stores - 2.89%
Fred's, Inc.	11,300	134,131
Tuesday Morning Corp.	6,400	74,624
		208,755

Retail - Women's Clothing Stores - 1.86%
The Wet Seal, Inc. - Class A (a)	28,858	134,478

Savings Institutions, Federally Chartered - 1.92%
BankAtlantic Bancorp, Inc. - Class A	15,800	138,566

Security Brokers, Dealers & Flotation Companies - 2.16%
Friedman Billings Ramsey Group, Inc. - Class A	31,700	155,964

Semiconductors & Related Devices - 2.73%
Lattice Semiconductor Corp. (a)	14,900	70,477
OmniVision Technologies, Inc. (a)	7,400	127,058
		197,535

Services - Equipment Rental & Leasing - 1.69%
United Rentals, Inc. (a)	3,800	122,132

Services - Home Health Care Services - 2.04%
Matria Healthcare, Inc. (a)	5,700	147,231

Services - Hospitals - 2.10%
RehabCare Group, Inc. (a)	10,700	151,619

Services - Management Services - 1.50%
CRM Holdings, Ltd. (a)	15,900	108,438

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 99.05% - continued	Shares	Value

Services - Prepackaged Software - 7.45%
Cogent Communications Group, Inc. (a)	2,400	$ 68,832
Lawson Software, Inc. (a)	16,700	159,151
Magma Design Automation, Inc. (a)	15,200	225,112
Openwave Systems, Inc. (a)	16,300	85,738
		538,833

Special Industry Machinery - 1.80%
Ultratech, Inc. (a)	10,400	130,416

State Commercial Banks - 1.17%
Capital Corp of the West	4,800	84,432

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.14%
Worthington Industries, Inc.	4,000	82,800

Telephone & Telegraph Apparatus - 4.47%
Intervoice, Inc. (a)	31,800	253,128
Westell Technologies, Inc. - Class A (a)	27,400	70,418
		323,546

Trucking (No Local) - 1.02%
Con-way, Inc.	1,500	74,085

Wholesale - Miscellanous Durable Goods - 1.54%
RC2 Corp. (a)	3,150	111,542

Wholesale - Petroleum & Petroleum Products (No Bulk Stations) - 2.54%
World Fuel Services Corp.	4,500	184,005

TOTAL COMMON STOCK (Cost $7,342,496)		7,009,316

Real Estate Investment Trust - 3.60%
Ashford Hospitality Trust	14,200	145,124
ECC Capital Corp.	70,100	17,175
Redwood Trust, Inc.	3,400	97,920

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $476,898)		260,219

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

	Shares	Value

Money Market - 1.63%
Huntington U.S. Treasury Money Market Fund, 3.97% (b)	118,276	$ 118,276

TOTAL MONEY MARKET SECURITIES (Cost $118,276)		118,276

TOTAL INVESTMENTS (Cost $7,937,670) - 104.28%		$ 7,387,811

Liabilities in excess of other assets - (4.28)%		(153,554)

TOTAL NET ASSETS - 100.00%		$ 7,234,257

(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the rate at July 31, 2007.

Tax Related
Unrealized appreciation		$ 647,309
Unrealized depreciation		(1,041,204)
Net unrealized depreciation		$ (393,895)

Aggregate cost of securities for income tax purposes		$ 7,937,670

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds

Related Notes to the Schedule of Investments

July 31, 2007

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Funds intend to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Funds follow industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Common Stocks - 93.24%	Shares	Value

Aircraft Engines, & Engine Parts - 1.75%
United Techologies Corp.	2,100	$ 153,237

Biological Products - 1.48%
Amgen, Inc. (a)	2,400	128,976

Converted Paper & Paperboard Products (No Containers/Boxes) - 3.26%
3M Co.	3,200	284,544

Crude Petroleum & Natural Gas - 11.78%
Anadarko Petroleum Corp.	4,900	246,617
Apache Corp.	3,200	258,400
Devon Energy Corp.	4,300	320,823
Encana Corp.	1,100	67,078
Occidental Petroleum Corp.	2,400	136,128
		1,029,046

Electric Services - 1.87%
TXU Corp.	2,500	163,125

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.22%
General Electric Co.	5,000	193,800

Electronic Connectors - 0.13%
Tyco International Ltd.	248	11,728

Federal & Federally - Sponsored Credit Agencies - 8.93%
Federal Home Loan Mortgage Corp. (Freddie Mac)	5,900	337,893
Federal National Mortgage Association (Fannie Mae)	7,400	442,816
		780,709

Fire, Marine & Casualty Insurance - 1.50%
Chubb Corp.	2,600	131,066

Food and Kindred Products - 6.69%
Altria Group, Inc.	8,800	584,936

Hospital & Medical Service Plans - 6.03%
Aetna, Inc.	3,600	173,052
UnitedHealth Group, Inc.	7,300	353,539
		526,591
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 93.24% - continued	Shares	Value

Industrial Inorganic Chemicals - 0.00%
Tronox, Inc. - Class B (b)	6	$ 69

Insurance Agents, Brokers & Service - 1.26%
Hartford Financial Services Group, Inc.	1,200	110,244

National Commercial Banks - 8.45%
Bank of America Corp.	2,900	137,518
KeyCorp	2,100	72,849
PNC Financial Services Group, Inc.	3,200	213,280
US Bancorp	4,200	125,790
Wachovia Corp.	4,008	189,218
		738,655

Petroleum Refining - 11.38%
Chevron Corp.	3,800	323,988
ConocoPhillips	8,300	670,972
		994,960

Pharmaceutical Preparations - 7.19%
Eli Lilly & Co.	1,700	91,953
Pfizer, Inc.	12,500	293,875
Wyeth	5,000	242,600
		628,428

Retail - Department Stores - 1.16%
Macy's, Inc.	2,800	100,996

Retail - Lumber & Other Building Materials - 2.93%
Home Depot, Inc.	3,500	130,095
Lowe's Companies, Inc.	4,500	126,045
		256,140

Retail - Miscellaneous Shopping Goods Store - 1.62%
Borders Group, Inc.	3,600	58,896
Staples, Inc.	3,600	82,872
		141,768

Savings Institution, Federally Chartered - 3.83%
Sovereign Bancorp, Inc.	4,552	87,125
Washington Mutual, Inc.	6,600	247,698
		334,823

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 93.24% - continued	Shares	Value

Search, Detection, Navigation, Guidance, Aeronautical System - 0.87%
Northrop Grumman Corp.	1,000	$ 76,100

Services - Medical Laboratories - 0.32%
Quest Diagnostics, Inc.	500	27,735

Services - Prepackaged Software - 0.46%
Microsoft Corp.	1,400	40,586

Surgical & Medical Instruments & Apparatus - 0.02%
Covidien, Ltd. (a)	37	1,515

Telephone Communications - 2.44%
Verizon Communications, Inc.	5,000	213,100

Tobacco Products - 5.66%
British American Tobacco Plc (c)	1,200	78,108
Imperial Tobacco Group Plc (c)	900	78,894
UST, Inc.	6,300	337,365
		494,367

Wholesale - Electronic Parts & Equipment - 0.01%
Tyco Electronics, Ltd. (a)	31	1,110

TOTAL COMMON STOCKS (Cost $6,701,543)		8,148,354

Money Market Securities - 8.53%
Huntington Money Market Fund, 4.47% (d)	745,514	745,514

TOTAL MONEY MARKET SECURITIES (Cost $745,514)		745,514

TOTAL INVESTMENTS (Cost $7,447,057) - 101.77%		$ 8,893,868

Liabilities in excess of cash and other assets - (1.77)%		(154,676)

TOTAL NET ASSETS - 100.00%		$ 8,739,192

(a) Non-income producing.
(b) Shares received from spinoff of Kerr-McGee Corp.
(c) American Depositary Receipt.
(d) Variable rate security; the money market rate shown represents the rate at July 31, 2007.

Tax Related, excluding future contracts
Unrealized appreciation	$ 1,671,596
Unrealized depreciation	(224,785)
Net unrealized appreciation	$ 1,446,811

Aggregate cost of securities for income tax purposes	$ 7,447,057

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

	Number of	Underlying Face
	Long	Amount at	Unrealized
	Contracts	Market Value	(Depreciation)

Futures Contracts
S&P 500 E-mini Futures Contracts, September 2007 (a)	9	$ 657,855	$ (36,703)

(a) Each S&P 500 E-Mini Futures contract is equal to $50 times the S&P Stock Index.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Common Stocks - 96.77%	Shares	Value

Beverages - 1.56%
Constellation Brands, Inc. - Class A (a)	1,800	$ 39,474

Canned Fruits, Vegetables, Preserves Jams & Jellies - 1.66%
The J.M. Smucker Co.	750	41,857

Carpets & Rugs - 0.13%
Mohawk Industries, Inc. (a)	36	3,240

Commercial Printing - 1.67%
R.R. Donnelley & Sons Co.	1,000	42,260

Computer Storage Devices - 1.68%
Seagate Technology	1,800	42,318

Crude Petroleum & Natural Gas - 6.66%
Anadarko Petroleum Corp.	850	42,780
Chesapeake Energy Corp.	1,250	42,550
Cimarex Energy Co.	1,050	39,743
Newfield Exploration Co. (a)	900	43,245
		168,318

Drawing & Insulating of Nonferrous Wire - 2.36%
General Cable Corp. (a)	750	59,625

Electric & Other Services Combined - 2.80%
Ameren Corp.	750	35,985
Integrys Energy Group, Inc.	700	34,643
		70,628

Electric Lighting & Wiring Equipment - 3.61%
Cooper Industries Ltd. - Class A	850	44,982
Hubbell, Inc. - Class B	800	46,120
		91,102

Electric Services - 1.87%
PPL Corp.	1,000	47,140

Finance Lessors - 1.22%
CIT Group, Inc.	750	30,885

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 96.77% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 6.13%
Arch Capital Group Ltd. (a)	600	$ 41,796
Cincinnati Financial Corp.	923	36,182
HCC Insurance Holdings Inc.	1,200	35,136
Loews Corp. - Carolina Group	550	41,684
		154,798

Gold and Silver Ores - 0.70%
Yamana Gold, Inc.	1,600	17,712

Guided Missiles & Space Vehicles & Parts - 1.77%
Alliant Techsystems, Inc. (a)	450	44,599

Household Appliances - 1.41%
Whirlpool Corp	350	35,739

Household Furniture - 1.40%
Leggett & Platt, Inc.	1,700	35,241

Industrial Organic Chemicals - 2.22%
Lyondell Chemical Co.	1,250	56,125

Laboratory Analytical Instruments - 1.82%
Beckman Coulter, Inc.	650	46,033

Life Insurance - 1.45%
Protective Life Corp.	850	36,567

Meat Packing Plants - 3.15%
Hormel Foods Corp.	1,050	36,141
Smithfield Foods, Inc. (a)	1,400	43,484
		79,625

Miscellaneous Fabricated Metal Products - 1.76%
Parker Hannifin Corp.	450	44,406

Miscellaneous Furniture & Fixtures - 3.57%
Hillenbrand Industries, Inc.	650	40,976
Kinetic Concepts, Inc. (a)	800	49,184
		90,160
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 96.77% - continued	Shares	Value

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.35%
Eaton Corp.	350	$ 34,013

Miscellaneous Metal Ores - 1.53%
Cameco Corp.	950	38,741

Miscellaneous Publishing - 0.96%
Idearc, Inc.	700	24,297

Motors & Generators - 1.78%
AMETEK, Inc.	1,150	44,873

Motor Vehicle Parts & Accessories - 1.55%
Autoliv, Inc.	700	39,151

National Commercial Banks - 5.40%
Comerica, Inc.	650	34,229
Huntington Bancshares, Inc.	1,800	34,560
KeyCorp	1,000	34,690
Marshall & Ilsley Co.	800	32,968
		136,447

Newspapers: Publishing or Publishing & Printing - 1.38%
Gannett Co., Inc.	700	34,930

Oil & Gas Field Services - 1.76%
Superior Energy Services, Inc. (a)	1,100	44,352

Ophthalmic Goods - 1.49%
The Cooper Companies, Inc.	750	37,597

Petroleum Refining - 1.70%
Hess Corp.	700	42,840

Pharmaceutical Preparations - 2.69%
Biovail Corp.	2,000	38,180
Mylan Laboratories, Inc.	1,850	29,656
		67,836

Radio & TV Broadcasting & Communications Equipment - 1.74%
L-3 Communications Holdings, Inc.	450	43,902

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 96.77% - continued	Shares	Value

Retail - Apparel & Accessory Stores - 1.66%
The Men's Wearhouse, Inc.	850	$ 41,990

Retail - Building Materials, Hardware, Garden Supply - 1.66%
The Sherwin-Williams Co.	600	41,814

Retail - Family Clothing Stores - 1.48%
TJX Companies, Inc.	1,350	37,463

Retail - Shoe Stores - 1.21%
Foot Locker, Inc.	1,650	30,624

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.45%
DRS Technologies, Inc.	700	36,652

Services - Business Services - 1.48%
Fair Isaac Corp.	950	37,297

Services - Educational - 1.05%
Apollo Group, Inc. - Class A (a)	450	26,600

Services - Electric - 1.68%
Edison International	800	42,312

Services - Miscellaneous Health & Allied Services - 1.41%
Lincare Holdings, Inc. (a)	1,000	35,690

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.46%
Church & Dwight Co., Inc.	750	36,795

Telephone Communications (No Radiotelephone) - 1.42%
Windstream Corp.	2,600	35,776

Wholesale - Chemicals & Allied Products - 1.70%
Sigma-Aldrich Corp.	950	43,054

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 5.02%
Anixter International, Inc.	650	53,722
Arrow Electronics, Inc. (a)	1,000	38,220
WESCO International, Inc. (a)	650	34,808
		126,750

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 96.77% - continued	Shares	Value

Wholesale - Groceries & Related Products - 0.16%
SUPERVALU, Inc.	100	$ 4,167

TOTAL COMMON STOCKS (Cost $2,252,376)		2,443,815

Real Estate Investment Trusts - 2.44%
Hospitality Properties Trust	800	30,688
Ventas, Inc.	950	30,989

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $69,127)		61,677

Escrow Rights - 0.00%
Southern Energy Escrow Rights (b)	15,000	-

TOTAL ESCROW RIGHTS (Cost $0)		-

Money Market Securities - 5.74%
Huntington Money Market Fund, 4.47% (c)	144,849	144,849

TOTAL MONEY MARKET SECURITIES (Cost $144,849)		144,849

TOTAL INVESTMENTS (Cost $2,466,352) - 104.95%		$ 2,650,341

Liabilities in excess of other assets - (4.95)%		(124,888)

TOTAL NET ASSETS - 100.00%		$ 2,525,453

(a) Non-income producing.
(b) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights, therefore these are considered to be illiquid and are valued according to fair value procedures approved by the Trust.
(c) Variable rate security; the money market rate shown represents the rate at July 31, 2007

Tax Related
Unrealized appreciation	$ 288,462
Unrealized depreciation	(104,473)
Net unrealized appreciation	$ 183,989

Aggregate cost of securities for income tax purposes	$ 2,466,352

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Common Stocks - 90.30%	Shares	Value

Air Conditioning & Warm Air Heat Equipment & Commercial &
Industrial Refrigeration Equipment - 1.16%
Lennox International, Inc.	12,550	$ 480,665

Air Courier Services - 0.89%
ABX Air, Inc. (a)	50,650	368,226

Air Transportation - 0.56%
Alaska Air Group, Inc. (a)	10,000	233,300

Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 2.06%
Del Monte Foods Co.	35,650	413,540
The J.M. Smucker Co.	7,850	438,108
		851,648

Cigarettes - 1.12%
Vector Group Ltd.	21,600	462,240

Computer Storage Devices - 1.19%
STEC, Inc. (a)	66,950	492,082

Crude Petroleum & Natural Gas - 5.50%
Delta Petroleum Corp. (a)	21,750	361,050
Parallel Petroleum Corp. (a)	28,500	580,545
Petrohawk Energy Corp. (a)	32,350	484,926
PetroQuest Energy, Inc. (a)	36,950	462,244
St. Mary Land & Exploration Co.	11,500	382,835
		2,271,600

Deep Sea Foreign Transportation of Freight - 1.49%
Hornbeck Offshore Services, Inc. (a)	14,350	617,767

Drawing & Insulating of Nonferrous Wire - 1.59%
General Cable Corp. (a)	8,250	655,875

Drilling Oil & Gas Wells - 2.28%
Atwood Oceanics, Inc. (a)	7,650	524,790
Hercules Offshore, Inc. (a)	13,900	417,278
		942,068

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 90.30% - continued	Shares	Value

Electric Housewares & Fans - 0.98%
Helen of Troy Ltd. (a)	18,250	$ 405,333

Electric & Other Services Combined - 1.76%
ALLETE, Inc.	8,250	361,680
Integrys Energy Group, Inc.	7,400	366,226
		727,906

Electric Services - 0.91%
IDACORP, Inc.	12,200	377,712

Electromedical & Electrotherapeutic - 0.88%
Syneron Medical Ltd. (a)	15,300	362,457

Footwear - 1.09%
Stride Rite Corp.	22,100	450,177

Fire, Marine & Casualty Insurance - 5.62%
Argonaut Group, Inc.	11,750	323,478
Endurance Specialty Holdings Ltd.	11,750	439,450
Hanover Insurance Group, Inc.	8,950	392,816
Platinum Underwriters Holdings Ltd.	12,450	413,340
Safety Insurance Group, Inc.	10,300	342,990
United Fire & Casualty Co.	12,000	413,040
		2,325,114

Gold and Silver Ores - 1.05%
IAMGOLD Corp.	52,450	434,811

Grain Mill Products - 0.85%
Ralcorp Holdings, Inc. (a)	6,750	350,730

Hospital & Medical Service Plans - 0.77%
Healthspring, Inc. (a)	18,500	316,350

Instruments For Measuring & Testing of Electricity & Electrical
Signals - 0.40%
Tektronix, Inc.	5,000	164,250

Laboratory Analytical Instruments - 1.02%
Varian, Inc. (a)	7,000	420,980

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 90.30% - continued	Shares	Value

Life Insurance - 0.85%
IPC Holdings Ltd.	14,100	$ 349,821

Machine Tools, Metal Cutting Types - 1.12%
Kennametal, Inc.	6,050	463,793

Manifold Business Forms - 0.75%
Ennis, Inc.	15,400	310,772

Miscellaneous Business Credit Institution - 1.07%
Financial Federal Corp.	15,550	440,842

Miscellaneous Fabricated Metal Products - 2.32%
Barnes Group, Inc.	18,450	575,640
Mueller Water Products, Inc. - Class A	27,200	381,888
		957,528

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.16%
Curtiss-Wright Corp.	11,000	479,270

Motors & Generators - 1.10%
Regal-Beloit Corp.	8,950	453,944

National Commercial Banks - 2.24%
Citizens Republic Bancorp, Inc.	17,300	278,530
City Holding Co.	10,100	331,785
FirstMerit Corp.	17,300	317,109
		927,424

Office Furniture (No Wood) - 0.83%
HNI Corp.	8,450	345,014

Oil & Gas Field Services - 1.23%
Superior Energy Services, Inc. (a)	12,650	510,048

Ophthalmic Goods - 1.04%
The Cooper Companies, Inc.	8,550	428,611

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.21%
Armor Holdings, Inc. (a)	5,700	501,486

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 90.30% - continued	Shares	Value

Plastics Products - 1.28%
Myers Industries, Inc.	24,650	$ 527,263

Poultry Slaughtering and Processing - 2.14%
Pilgrim's Pride Corp. - Class B (a)	12,000	404,160
Sanderson Farms, Inc.	12,100	482,427
		886,587

Prefabricated Metal Buildings & Components - 0.99%
NCI Building Systems, Inc. (a)	8,450	408,642

Printed Circuit Boards - 0.48%
Park Electrochemical Corp.	6,717	199,159

Public Building & Related Furniture - 1.23%
BE Aerospace, Inc. (a)	12,550	509,028

Radio & TV Broadcasting & Communications Equipment - 2.55%
Arris Group, Inc. (a)	29,350	434,967
CommScope, Inc. (a)	11,400	620,502
		1,055,469

Retail - Apparel & Accessory Stores - 2.23%
Hanesbrands, Inc. (a)	16,200	502,362
The Men's Wearhouse, Inc.	8,450	417,430
		919,792

Retail - Auto Dealers & Gasoline Stations - 0.88%
Penske Automotive Group, Inc.	18,750	365,250

Retail - Eating Places - 0.68%
Ruby Tuesday, Inc.	12,550	279,238

Retail - Grocery Stores - 1.78%
Ruddick Corp.	13,600	378,080
Weis Markets, Inc.	9,150	359,595
		737,675

Rolling Drawing & Extruding of Nonferrous Metals - 0.91%
RTI International Metals, Inc. (a)	4,750	376,390

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 90.30% - continued	Shares	Value

Savings Institution, Federally Chartered - 0.89%
MB Financial, Inc.	11,500	$ 366,620

Savings Institution, Not Federally Chartered - 0.70%
Sterling Financial Corp.	12,750	289,553

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.92%
DRS Technologies, Inc.	7,250	379,610

Security Brokers, Dealers & Flotation Companies - 1.08%
Waddell & Reed Financial, Inc. - Class A	17,700	446,217

Semiconductors & Related Devices - 0.94%
Aeroflex, Inc. (a)	27,800	390,034

Services - Business Services - 0.99%
Fair Isaac Corp.	10,400	408,304

Services - Computer Integrated Systems - 1.01%
Jack Henry & Associates, Inc.	17,400	417,948

Services - Educational Services - 0.25%
Nobel Learning Communities, Inc. (a)	7,200	105,048

Services - General Medical & Surgical Hospitals - 0.78%
LifePoint Hospitals, Inc. (a)	10,945	323,425

Services - Help Supply Services - 0.76%
Kelly Services, Inc. - Class A	12,650	314,353

Services - Home Health Care Services - 2.42%
Amedisys, Inc. (a)	12,100	457,985
Option Care, Inc.	27,900	540,981
		998,966

Services - Hospitals - 0.95%
Pediatrix Medical Group, Inc. (a)	7,300	393,908

Services - Offices & Clinics of Doctors of Medicine - 1.00%
AmSurg Corp. (a)	16,500	414,810

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 90.30% - continued	Shares	Value

Services - Personal Services - 0.83%
Regis Corp.	9,900	$ 345,114

Short-Term Business Credit Institutions - 1.00%
ASTA Funding, Inc.	11,400	411,312

Sporting & Athletic Goods - 1.10%
K2, Inc. (a)	31,000	452,910

State Commercial Banks - 2.50%
Boston Private Financial Holdings, Inc.	14,100	359,409
Columbia Banking System, Inc.	12,200	309,880
UCBH Holdings, Inc.	22,150	364,146
		1,033,435

Telephone Communications (No Radiotelephone) - 1.93%
Alaska Communications Systems Group, Inc.	26,350	378,650
Iowa Telecommunications Services, Inc.	20,400	419,424
		798,074

Transportation Services - 0.96%
GATX Corp.	8,750	396,900

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 1.55%
Central European Distribution Corp. (a)	15,550	640,193

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.10%
Axcan Pharma, Inc. (a)	24,750	453,172

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.28%
Anixter International, Inc. (a)	6,400	528,960

Wholesale - Groceries & Related Products - 1.24%
Nash Finch Co.	12,750	513,442

Wholesale - Metals & Minerals (No Petroleum) - 0.88%
Uranium Resources, Inc. (a)	41,004	365,346

TOTAL COMMON STOCKS (Cost $35,656,410)		37,331,991

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Real Estate Investment Trusts - 2.13%	Shares	Value

American Financial Reality Trust	36,950	$ 324,051
Ashford Hospitality Trust	30,600	312,732
Friedman Billings Ramsey Group, Inc. - Class A	41,800	205,656
Medical Properties Trust, Inc.	3,423	38,338

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,091,502)		880,777

Money Market Securities - 8.07%
Huntington Money Market Fund, 4.47% (b)	3,334,273	3,334,273

TOTAL MONEY MARKET SECURITIES (Cost $3,334,273)		3,334,273

TOTAL INVESTMENTS (Cost $40,082,185) - 100.50%		$ 41,547,041

Liabilities in excess of cash and other assets - (0.50)%		(207,441)

TOTAL NET ASSETS - 100.00%		$ 41,339,600

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2007.

Tax Related
Unrealized appreciation	$ 3,856,797
Unrealized depreciation	(2,391,941)
Net unrealized appreciation	$ 1,464,856

Aggregate cost of securities for income tax purposes	$ 40,082,185

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds

Related Notes to the Schedule of Investments

July 31, 2007 (Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive from them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Future Contracts - The Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts, which may be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Federal Income Taxes - There is no provision for federal income tax. The Funds intend to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Common Stocks - 99.16%	Shares	Value

Accident & Health Insurance - 1.05%
AFLAC, Inc.	150	$ 7,818

Air Courier Services - 1.04%
FedEx Corp.	70	7,752

Computer & Office Equipment - 2.04%
Hewlett-Packard Co.	160	7,365
International Business Machines Corp. (IBM)	70	7,746
		15,111

Construction Machinery & Equipment - 1.06%
Catepillar, Inc.	100	7,880

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.09%
Kimberly-Clark Corp.	120	8,072

Crude Petroleum & Natural Gas - 7.99%
Anadarko Petroleum Corp.	150	7,550
Apache Corp.	90	7,268
Chesapeake Energy Corp.	220	7,489
Devon Energy Corp.	100	7,461
EnCana Corp.	130	7,927
Occidental Petroleum Corp.	130	7,374
Talisman Energy, Inc.	390	7,141
XTO Energy, Inc.	130	7,089
		59,299

Electric & Other Services Combined - 0.96%
Duke Energy Corp.	420	7,153

Electric Services - 4.07%
Dominion Resources, Inc.	90	7,580
FPL Group, Inc.	140	8,082
Southern Co.	220	7,401
TXU Corp.	110	7,177
		30,240

Farm Machinery & Equipment - 0.97%
Deere & Co.	60	7,225

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 99.16% - continued	Shares	Value

Fats & Oils - 1.04%
Archer-Danials-Midland Co.	230	$ 7,728

Federal & Federally - Sponsored Credit Agencies - 1.97%
Federal Home Loan Mortgage Corp. (Freddie Mac)	130	7,445
Federal National Mortgage Association (Fannie Mae)	120	7,181
		14,626

Fire, Marine & Casualty Insurance - 5.68%
ACE Ltd.	120	6,926
Allstate Corp.	130	6,909
American International Group, Inc.	110	7,060
Chubb Corp.	140	7,057
Loews Corp.	150	7,110
The Travelers Companies, Inc.	140	7,109
		42,171

General Industrial Machinery & Equipment - 1.04%
Illinois Tool Works, Inc.	140	7,707

Gold and Silver Ores - 1.20%
Barrick Gold Corp.	270	8,883

Grain Mill Products - 0.97%
General Mills, Inc.	130	7,231

Guided Missiles & Space Vehicles & Parts - 1.06%
Lockheed Martin Corp.	80	7,878

Hospital & Medical Service Plans - 3.03%
Aetna, Inc.	160	7,691
UnitedHealth Group, Inc.	150	7,264
WellPoint, Inc. (a)	100	7,512
		22,467

Insurance Agents, Brokers & Service - 1.96%
Hartford Financial Services Group, Inc.	80	7,350
MetLife, Inc.	120	7,226
		14,576
*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 99.16% - continued	Shares	Value

Life Insurance - 2.90%
Manulife Financial Corp.	200	$ 7,308
Prudential Financial, Inc.	80	7,090
Sun Life Financial, Inc.	150	7,146
		21,544

Metal Mining - 2.35%
Freeport-McMoRan Copper & Gold, Inc.	90	8,458
Southern Copper Corp.	80	9,017
		17,475

Motor Vehicles & Passenger Car Bodies - 1.97%
DaimlerChrysler AG	80	7,260
PACCAR, Inc.	90	7,364
		14,624

National Commercial Banks - 10.58%
Bank of America Corp.	160	7,587
BB&T Corp.	190	7,110
Citigroup, Inc.	150	6,986
JPMorgan Chase & Co.	160	7,042
PNC Financial Services Group, Inc.	110	7,331
Regions Financial Corp.	230	6,916
SunTrust Banks, Inc.	90	7,047
UBS AG	130	7,159
U.S. Bancorp.	230	6,888
Wachovia Corp.	150	7,081
Wells Fargo & Co.	220	7,429
		78,576

Newspapers: Publishing or Publishing & Printing - 0.94%
Gannett Co., Inc.	140	6,986

Oil & Gas Field Services - 1.02%
Halliburton Co.	210	7,564

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 99.16% - continued	Shares	Value

Petroleum Refining - 7.97%
Chevron Corp.	90	$ 7,673
ConocoPhillips	100	8,084
Exxon Mobil Corp.	90	7,662
Hess Corp.	110	6,732
Imperial Oil Ltd.	160	7,499
Marathon Oil Corp.	130	7,176
Petro-Canada	140	7,644
Valero Energy Corp.	100	6,701
		59,171

Pharmaceutical Preparations - 3.88%
Eli Lilly & Co.	140	7,573
Johnson & Johnson	130	7,865
Pfizer, Inc.	300	7,053
Wyeth	130	6,308
		28,799

Plastic Material, Synthetic Resin/Rubber, Cellulose (No Glass) - 0.94%
E.I. du Pont de Nemours & Co.	150	7,010

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.94%
Dow Chemical Co.	160	6,957

Primary Smelting & Refininf of Nonferrous Metals - 1.18%
Alcan, Inc.	90	8,766

Railroads, Line-Haul Operating - 3.14%
Burlington Northern Santa Fe Corp.	90	7,393
Canadian National Railway Co.	150	7,820
Norfolk Southern Corp.	150	8,067
		23,280

Retail - Lumber & Other Building Materials Dealers - 1.94%
Home Depot, Inc.	200	7,434
Lowe's Companies, Inc.	250	7,002
		14,436

Retail - Variety Stores - 0.99%
Wal-Mart Stores, Inc.	160	7,352

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 99.16% - continued	Shares	Value

Rolling Drawing & Extruding of Nonferrous Metals - 0.93%
Alcoa, Inc.	180	$ 6,876

Savings Institution, Federally Chartered - 1.71%
Countrywide Financial Corp.	210	5,916
Washington Mutual, Inc.	180	6,755
		12,671

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 1.03%
Northrop Grumman Corp.	100	7,610

Security Brokers, Dealers & Flotation Companies - 3.52%
Goldman Sachs Group, Inc.	40	7,534
Lehman Brothers Holdings, Inc.	100	6,200
Merrill Lynch & Co., Inc.	90	6,678
Morgan Stanley	90	5,748
		26,160

Semiconductors & Related Devices - 1.13%
Applied Materials, Inc.	380	8,375

Services - Miscellaneous Amusement & Recreation - 0.98%
The Walt Disney Co.	220	7,260

Ship & Boat Building & Repairing - 1.06%
General Dynamics Corp.	100	7,856

State Commercial Banks - 1.94%
Bank of New York Mellon Corp.	173	7,361
Capital One Financial Corp.	100	7,076
		14,437
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.99%
Arcelor Mittal (b)	120	7,322

Surety Insurance - 0.84%
XL Capital Ltd. - Class A	80	6,229

Telephone Communications (No Radiotelephone) - 2.04%
AT&T Corp.	190	7,440
Verizon Communications, Inc.	180	7,672
		15,112
*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 99.16% - continued	Shares	Value

Television Broadcasting Stations - 0.98%
CBS Corp. - Class B	230	$ 7,296

Tobacco Products - 0.98%
Altria Group, Inc.	110	7,312

Trucking & Courier Services (No Air) - 1.12%
United Parcel Service, Inc. - Class B	110	8,329

Water Transportation - 0.95%
Carnival Corp.	160	7,090

TOTAL COMMON STOCKS (Cost $745,286)		736,292

Real Estate Investment Trusts - 0.93%
Simon Property Group, Inc.	80	6,922

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,494)		6,922

Money Market Securities - 0.01%
Huntington Money Market Fund, 4.45% (c)	70	70

TOTAL MONEY MARKET SECURITIES (Cost $70)		70

TOTAL INVESTMENTS (Cost $752,850) - 100.10%		$ 743,284

Liabilities in excess of other assets - (0.10)%		(725)

TOTAL NET ASSETS - 100.00%		$ 742,559

(a) Non-income producing.
(b) New York Registry.
(c) Variable rate security; the money market rate shown represents the rate at July 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Tax Related
Unrealized appreciation	$ 20,383
Unrealized depreciation	(29,949)
Net unrealized depreciation	$ (9,566)

Aggregate cost of securities for income tax purposes	$ 752,850

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Common Stocks - 89.31%	Shares	Value

Abrasive, Asbestos & Misc Nonmetallic Mineral Products - 0.56%
Owens Corning, Inc. (a)	90	$ 2,739

Accident & Health Insurance - 2.77%
Assurant, Inc.	50	2,536
PartnerRe, Ltd.	40	2,841
Reinsurance Group of America, Inc.	50	2,663
StanCorp Financial Group, Inc.	60	2,818
Unum Group	110	2,673
		13,531

Air Transportation, Scheduled - 0.58%
Continental Airlines, Inc. - Class B (a)	90	2,836

Ball & Roller Bearings - 0.55%
Timken Co.	80	2,672

Bituminous Coal & Lignite Surface Mining - 0.61%
Fording Canadian Coal Trust	90	2,980

Cement, Hydraulic - 0.54%
Eagle Materials, Inc.	60	2,624

Chemicals & Allied Products - 0.63%
Huntsman Corp.	120	3,055

Cigarettes - 0.63%
Reynolds American, Inc.	50	3,058

Computer & Office Equipment - 0.49%
Lexmark International, Inc. - Class A (a)	60	2,372

Computer Storage Devices - 0.66%
Western Digital Corp. (a)	150	3,202

Concrete, Gypsum & Plaster Products - 0.51%
USG Corp. (a)	60	2,491

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 89.31% - continued	Shares	Value

Crude Petroleum & Natural Gas - 5.84%
Chesapeake Energy Corp.	90	$ 3,064
Cimarex Energy Co.	80	3,028
Enerplus Resources Fund	60	2,630
Mariner Energy, Inc. (a)	120	2,536
Newfield Exploration Co. (a)	70	3,363
Noble Energy, Inc.	50	3,057
Penn West Energy Trust	90	2,798
St. Mary Land & Exploration Co.	80	2,663
Unit Corp. (a)	50	2,753
W&T Offshore, Inc.	110	2,576
		28,468

Deep Sea Foreign Transportation of Freight - 2.89%
Frontline Ltd.	60	2,762
Overseas Shipholding Group, Inc.	40	3,104
SEACOR Holdings, Inc. (a)	30	2,617
Ship Finance International, Ltd.	100	2,795
Teekay Corp.	50	2,804
		14,082

Drilling Oil & Gas Wells - 3.10%
ENSCO International, Inc.	50	3,053
Helmerich & Payne, Inc.	80	2,590
Hercules Offshore, Inc. (a)	51	1,531
Nabors Industries, Ltd. (a)	90	2,632
Precision Drilling Trust	120	2,378
Rowan Companies, Inc.	70	2,953
		15,137

Electric Services - 1.65%
Energy East Corp.	110	2,784
OGE Energy Corp.	80	2,652
Pinnacle West Capital Corp.	70	2,624
		8,060

Electric & Other Services Combined - 2.36%
CMS Energy Corp.	170	2,747
Consolidated Edison, Inc.	70	3,058
Integrys Energy Group, Inc.	60	2,969
Westar Energy, Inc.	120	2,762
		11,536

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 89.31% - continued	Shares	Value

Engines & Turbines - 0.73%
Cummins, Inc.	30	$ 3,561

Finance Lessors - 1.43%
American Capital Strategies, Ltd.	70	2,658
CapitalSource, Inc.	120	2,280
CIT Group, Inc.	50	2,059
		6,997

Finance Services - 0.46%
AmeriCredit Corp. (a)	110	2,237

Fire, Marine & Casualty Insurance - 14.86%
Alleghany Corp.	8	3,360
Allied World Assurance Holdings, Ltd.	60	2,847
American Financial Group, Inc.	90	2,528
Arch Capital Group, Ltd. (a)	40	2,786
Aspen Insurance Holdings, Ltd.	110	2,690
Axis Capital Holdings, Ltd.	70	2,580
CNA Financial Corp.	60	2,491
Commerce Group, Inc.	90	2,586
Endurance Specialty Holdings, Ltd.	70	2,618
Everest Re Group, Ltd.	30	2,947
Hanover Insurance Group, Inc.	60	2,633
HCC Insurance Holdings, Inc.	90	2,635
Markel Corp. (a)	10	4,655
Mercury General Corp.	50	2,589
Montpelier Re Holdings, Ltd.	160	2,536
Odyssey Re Holdings Corp.	70	2,464
Ohio Casualty Corp.	70	3,039
OneBeacon Insurance Group, Ltd.	110	2,541
Philadelphia Consolidated Holding Corp. (a)	70	2,530
Platinum Underwriters Holdings, Ltd.	90	2,988
Progressive Corp.	120	2,518
RenaissanceRe Holdings Ltd.	50	2,875
SAFECO Corp.	50	2,923
Transatlantic Holdings, Inc.	40	2,926
Unitrin, Inc.	60	2,543
W.R. Berkley Corp.	90	2,648
		72,476

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 89.31% - continued	Shares	Value

Gas & Other Services Combined - 0.54%
Sempra Energy	50	$ 2,636

Ice Cream & Frozen Desserts - 0.53%
Dean Foods Co.	90	2,589

Industrial Organic Chemicals - 0.61%
Methanex Corp.	120	2,975

Life Insurance - 3.71%
Delphi Financial Group, Inc. - Class A	70	2,812
Genworth Financial, Inc. - Class A	90	2,747
IPC Holdings, Ltd.	90	2,233
Lincoln National Corp.	40	2,413
Nationwide Financial Services, Inc. - Class A	50	2,845
Protective Life Corp.	60	2,581
Torchmark Corp.	40	2,462
		18,093

Metal Mining - 1.21%
Cleveland-Cliffs, Inc.	40	2,771
Lundin Mining Corp. (a)	240	3,134
		5,905

Metalworking Machinery & Equipment - 0.53%
Black & Decker Corp.	30	2,597

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.64%
Teck Cominco, Ltd. - Class B	70	3,108

Millwood, Veneer, Plywood, & Structural Wood Members - 0.56%
Masco Corp.	100	2,721

Miscellaneous Chemical Products - 0.64%
Hercules, Inc. (a)	150	3,114

Miscellaneous Fabricated Metal Products - 0.61%
Parker Hannifin Corp.	30	2,960

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.60%
Eaton Corp.	30	2,915

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 89.31% - continued	Shares	Value

National Commercial Banks - 5.62%
Comerica, Inc.	50	$ 2,633
Fulton Financial Corp.	210	2,776
Huntingon Bancshares, Inc.	130	2,496
KeyCorp	90	3,122
Marshall & Ilsley Corp.	60	2,473
National City Corp.	90	2,645
UnionBanCal Corp.	50	2,763
Webster Financial Corp.	70	3,042
Whitney Holding Corp.	100	2,499
Zions Bancorporation	40	2,982
		27,431

Newspapers: Publishing or Publishing & Printing - 0.51%
Gannett Co., Inc.	50	2,495

Oil & Gas Field Services - 1.72%
Global Industries, Ltd. (a)	110	2,849
Helix Energy Solutions Group, Inc. (a)	70	2,726
Superior Energy Services, Inc. (a)	70	2,822
		8,397

Oil & Gas Field Machinery & Equipment - 0.63%
Oil States International, Inc. (a)	70	3,062

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.62%
PPG Industries, Inc.	40	3,051

Personal Credit Institutions - 0.54%
The First Marblehead Corp.	80	2,637

Petroleum Refining - 3.32%
Alon USA Energy, Inc.	70	2,497
Frontier Oil Corp.	70	2,711
Hess Corp.	50	3,060
Sunoco, Inc.	40	2,669
Tesoro Corp.	50	2,490
Western Refining, Inc.	50	2,775
		16,202

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 89.31% - continued	Shares	Value

Pharmaceutical Preparations - 1.52%
Biovail Corp.	120	$ 2,291
King Pharmaceuticals, Inc. (a)	150	2,551
Mylan Laboratories, Inc.	160	2,565
		7,407

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.70%
Eastman Chemical Co.	50	3,441

Plastics, Foil & Coated Paper Bags - 0.61%
Celanese Corp. - Class A	80	3,000

Printed Circuit Boards - 0.64%
Flextronics International, Ltd. (a)	280	3,128

Retail - Auto Dealers & Gasoline Stations - 0.52%
AutoNation, Inc. (a)	130	2,532

Retail - Department Stores - 0.56%
J.C. Penney Co., Inc.	40	2,722

Security Brokers, Dealers & Flotation Companies - 0.50%
Bear Stearns Companies, Inc.	20	2,424

Semiconductors & Related Devices - 2.38%
Amkor Technology, Inc. (a)	190	2,348
Integrated Device Technology, Inc. (a)	190	3,091
LSI Corp. (a)	400	2,880
ON Semiconductor Corp. (a)	280	3,310
		11,629

Services - Auto Rental & Leasing (No Drivers) - 0.67%
Ryder System, Inc.	60	3,262

Services - Computer Integrated Systems Design - 0.57%
Computer Sciences Corp. (a)	50	2,784

Services - Equipment Rental & Leasing - 0.59%
United Rentals, Inc. (a)	90	2,893

Special Industry Machinery - 0.71%
Lam Research Corp. (a)	60	3,470

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 89.31% - continued	Shares	Value

State Commercial Banks - 2.14%
Associated Banc-Corp.	90	$ 2,587
Bank of Hawaii Corp.	60	2,881
Colonial BancGroup, Inc.	120	2,617
Popular, Inc.	180	2,374
		10,459

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.69%
Chaparral Steel Co.	40	3,362

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.83%
Commercial Metals Co.	90	2,776
Gerdau Ameristeel Corp.	200	2,628
Nucor Corp.	50	2,510
Steel Dynamics, Inc.	70	2,935
United States Steel Corp.	30	2,949
		13,798

Surety Insurance - 2.88%
Ambac Financial Group, Inc.	30	2,015
MGIC Investment Corp.	50	1,933
Old Republic International Corp.	140	2,568
Radian Group, Inc.	60	2,023
The PMI Group, Inc.	70	2,385
XL Capital, Ltd. - Class A	40	3,114
		14,038

Telephone Communications (No Radiotelephone) - 0.63%
Embarq Corp.	50	3,090

Title Insurance - 1.13%
Fidelity National Financial, Inc. - Class A	130	2,716
First American Corp.	60	2,777
		5,493

Trucking (No Local) - 0.61%
Con-way, Inc.	60	2,963

Water Transportation - 0.56%
Tidewater, Inc.	40	2,737

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 89.31% - continued	Shares	Value

Wholesale - Computers & Peripheral Equipment & Software - 0.57%
Ingram Micro, Inc. - Class A (a)	140	$ 2,807

Wholesale - Electronic Parts & Equipment - 0.63%
Arrow Electronics, Inc. (a)	80	3,058

Wholesale - Metals Service Centers & Offices - 0.54%
Reliance Steel & Aluminum Co.	50	2,627

Women's, Misses', and Juniors Outerwear - 1.14%
Jones Apparel Group, Inc.	110	2,746
Liz Claiborne, Inc.	80	2,811
		5,557

TOTAL COMMON STOCKS (Cost $458,356)		435,683

Real Estate Investment Trust - 9.82%
Brandywine Realty Trust	100	2,412
CBL & Associates Properties, Inc.	80	2,551
Duke Realty Corp.	80	2,615
General Growth Properties, Inc.	60	2,879
Health Care REIT, Inc.	70	2,570
Highwoods Properties, Inc.	80	2,602
Hospitality Properties Trust	70	2,685
Host Hotels & Resorts, Inc.	130	2,746
HRPT Properties Trust	290	2,711
iStar Financial, Inc.	70	2,543
Liberty Property Trust	70	2,626
Mack-Cali Realty Corp.	70	2,702
Nationwide Health Properties, Inc.	110	2,621
Prologis	50	2,845
Realty Income Corp.	120	2,816
Thornburg Mortgage, Inc.	110	2,796
Ventas, Inc.	80	2,610
Weingarten Realty Investors	70	2,563

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $55,886)		47,893

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

	Shares	Value

Money Market Securities - 1.01%
Huntington Money Market Fund, 4.47% (b)	4,925	$ 4,925

TOTAL MONEY MARKET SECURITIES (Cost $4,925)		4,925

TOTAL INVESTMENTS (Cost $519,167) - 100.14%		$ 488,501

Liabilities in excess of cash and other assets - (0.14)%		(678)

TOTAL NET ASSETS - 100.00%		$ 487,823

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2007.

Tax Related
Unrealized appreciation	$ 14,769
Unrealized depreciation	(45,435)
Net unrealized depreciation	$ (30,666)

Aggregate cost of securities for income tax purposes	$ 519,167

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Common Stocks - 81.27%	Shares	Value

Air Transportation, Scheduled - 1.41%
Republic Airways Holdings, Inc. (a)	170	$ 3,279
SkyWest, Inc.	140	3,123
		6,402

Broadwoven Fabric Mills, Man Made Fiber & Silk - 0.60%
Xerium Technologies, Inc.	450	2,704

Business Development - 1.36%
Ares Capital Corp.	200	3,118
MCG Capital Corp.	210	3,039
		6,157

Chemicals & Allied Products - 0.76%
Pioneer Companies, Inc. (a)	100	3,460

Drilling Oil & Gas Wells - 0.71%
Union Drilling, Inc. (a)	210	3,194

Electric Services - 0.71%
Portland General Electric Co.	120	3,229

Electric Housewares & Fans - 0.74%
National Presto Industries, Inc.	60	3,369

Farm Machinery & Equipment - 0.62%
Gehl Co. (a)	110	2,814

Fire, Marine & Casualty Insurance - 11.20%
Alfa Corp.	220	3,896
Argonaut Group, Inc.	110	3,028
Baldwin & Lyons, Inc. - Class B	130	3,284
Donegal Group, Inc. - Class A	230	3,317
EMC Insurance Group, Inc.	140	3,448
Harleysville Group, Inc.	100	2,801
Horace Mann Educators Corp.	160	2,853
Meadowbrook Insurance Group, Inc. (a)	310	2,784
National Interstate Corp.	130	3,315
Navigators Group, Inc. (a)	60	3,139
RLI Corp.	60	3,480
Seabright Insurance Holdings, Inc. (a)	200	3,626
Selective Insurance Group, Inc.	130	2,668
State Auto Financial Corp.	110	2,845
United Fire & Casualty Co.	100	3,442
Zenith National Insurance Corp.	70	2,825
		50,751

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 0.63%
JAKKS Pacific, Inc. (a)	120	2,845

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 81.27% - continued	Shares	Value

General Building Contractors - Residential Buildings - 0.56%
Brookfield Homes Corp.	120	$ 2,544

Hospital & Medical Service Plans - 1.35%
American Physicians Capital, Inc. (a)	80	3,034
Healthspring, Inc. (a)	180	3,078
		6,112

Industrial Trucks, Tractors, Trailors & Stackers - 0.58%
NACCO Industries, Inc. - Class A	20	2,630

Insurance Carriers - 0.74%
Great American Financial Resources, Inc.	140	3,354

Life Insurance - 3.85%
American Equity Investment Life Holding Co.	280	3,178
FBL Financial Group, Inc. - Class A	90	3,167
FPIC Insurance Group, Inc. (a)	80	2,782
National Western Life Insurance Co. - Class A	10	2,357
Phoenix Companies, Inc.	230	3,172
Presidential Life Corp.	170	2,773
		17,429

Motor Vehicle Parts & Accessories - 1.26%
Accuride Corp. (a)	220	3,104
Commercial Vehicle Group, Inc. (a)	180	2,610
		5,714

National Commercial Banks - 11.07%
Capitol Bancorp,Ltd.	130	2,920
Citizens Republic Bancorp, Inc.	190	3,059
City Holding Co.	90	2,957
First Charter Corp.	170	3,133
Hanmi Financial Corp.	200	2,900
Harleysville National Corp.	210	3,095
Intervest Bancshares Corp.	120	2,971
Nara Bancorp, Inc.	220	3,247
National Penn Bancshares, Inc.	200	2,956
NBT Bancorp, Inc.	150	2,714
Park National Corp.	40	3,178
Peoples Bancorp, Inc.	130	2,915
Southwest Bancorp, Inc.	140	2,765
Sterling Financial Corp.	330	5,521
Susquehanna Bancshares, Inc.	150	2,595
Trustmark Corp.	130	3,254
		50,180

Newspapers: Publishing or Publishing & Printing - 0.62%
Lee Enterprises, Inc.	160	2,818

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 81.27% - continued	Shares	Value

Nonferrous Foundries (Castings) - 0.69%
Superior Essex, Inc. (a)	90	$ 3,137

Oil & Gas Field Machinery & Equipment - 0.73%
Gulfmark Offshore, Inc. (a)	70	3,289

Operative Builders - 0.57%
Avatar Holdings, Inc. (a)	40	2,597

Pharmaceutical Preparations - 1.36%
Emergent Biosolutions, Inc. (a)	330	3,066
ViroPharma, Inc. (a)	240	3,084
		6,150

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.80%
PolyOne Corp. (a)	480	3,610

Primary Production of Aluminum - 0.68%
Century Aluminum Co. (a)	60	3,092

Pulp Mills - 0.65%
Mercer International, Inc. (a)	340	2,955

Radio Broadcasting Stations - 0.59%
Citadel Broadcasting Corp.	530	2,661

Radiotelephone Communications - 0.79%
USA Mobility, Inc. (a)	150	3,580

Real Estate Agents & Managers (For Others) - 0.54%
Bluegreen Corp. (a)	290	2,453

Retail - Auto Dealers & Gasoline Stations - 2.40%
Asbury Automotive Group, Inc.	140	3,097
Rush Enterprises, Inc. - Class A (a)	160	4,472
Sonic Automotive, Inc. - Class A	120	3,288
		10,857

Retail - Shoe Stores - 0.57%
The Finish Line, Inc. - Class A	380	2,569

Rolling Drawing & Extruding of Nonferrous Metals - 0.74%
Olin Corp.	160	3,339

Savings Institution, Federally Chartered - 2.25%
Downey Financial Corp.	50	2,660
Flagstar Bancorp, Inc.	280	2,996
PFF Bancorp, Inc.	120	2,006
TierOne Corp.	110	2,553
		10,215

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 81.27% - continued	Shares	Value

Savings Institutions, Not Federally Chartered - 1.19%
ITLA Capital Corp.	70	$ 2,975
United Community Financial Corp.	340	2,424
		5,399

Secondary Smelting & Refining of Nonferrous Metals - 0.64%
OM Group, Inc. (a)	60	2,906

Services - Advertising - 0.50%
Valassis Communications, Inc. (a)	190	2,255

Services - Business Services - 0.62%
Safeguard Scientifics, Inc. (a)	1,220	2,806

Services - Computer Integrated Systems Design - 0.76%
SYNNEX Corp. (a)	170	3,454

Services - Equipment Rental & Leasing - 1.25%
Rent-A-Center, Inc. (a)	130	2,523
Marlin Business Services Corp. (a)	160	3,118
		5,641

Services - Help Supply Services - 0.65%
Compass Diversified Trust	190	2,943

State Commercial Banks - 15.69%
Ameris Bancorp	150	2,678
Banner Corp.	100	3,062
Capital Corp. of the West	140	2,463
Center Financial Corp.	200	2,972
Central Pacific Financial Corp.	100	2,821
City Bank	110	2,682
Community Trust Bancorp, Inc.	110	3,155
CVB Financial Corp.	310	3,035
First Community Bancshares, Inc.	110	2,959
First Regional Bancorp (a)	130	2,796
Great Southern Bancorp, Inc.	130	3,270
Hancock Holding Co.	90	3,183
Independent Bank Corp.	120	3,251
MainSource Financial Group, Inc.	200	3,116
Mercantile Bank Corp.	134	2,752
Pacific Capital Bancorp	130	2,717
Republic Bancorp, Inc - Cl A	200	3,088
Renasant Corp.	140	2,685
Royal Bancshares of Pennsylvania, Inc. - Class A	170	3,150
Taylor Capital Group, Inc.	120	3,257
Union Bankshares Corp.	150	2,911
Univest Corp of Pennsylvania	150	2,889
United Bankshares, Inc.	110	3,064
Virginia Financial Group, Inc.	150	3,124
		71,080

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 81.27% - continued	Shares	Value

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.64%
Gibraltar Industries, Inc.	150	$ 2,897

Sugar & Confectionery Products - 0.65%
Imperial Sugar Co.	110	2,960

Surety Insurance - 1.39%
CNA Surety Corp. (a)	180	3,042
NYMAGIC, Inc.	90	3,274
		6,316

Water Transportation - 0.63%
Trico Marine Services, Inc. (a)	80	2,836

Wholesale - Apparel, Piece Goods & Notions - 0.73%
Weyco Group, Inc.	130	3,316

Wholesale - Groceries & Related Products - 0.80%
Domino's Pizza, Inc.	190	3,639

Wholesale - Metals Service Centers & Offices - 1.42%
A.M. Castle & Co.	100	3,302
Olympic Steel, Inc.	120	3,152
		6,454

Wholesale - Miscellaneous Durable Goods - 1.58%
Metal Management, Inc.	80	3,361
Schnitzer Steel Industries, Inc. - Class A	70	3,793
		7,154

TOTAL COMMON STOCKS (Cost $414,146)		368,266

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

	Shares	Value

Real Estate Investment Trusts - 16.97%
Agree Realty Corp.	110	$ 3,202
Anthracite Capital, Inc.	290	2,726
Arbor Realty Trust, Inc.	130	2,567
Ashford Hospitality Trust, Inc.	290	2,964
BioMed Realty Trust, Inc.	140	3,058
Capital Trust, Inc. - Class A	100	3,093
CapLease, Inc.	320	2,966
Cedar Shopping Centers, Inc.	240	3,017
Crystal River Capital, Inc.	140	2,435
FelCor Lodging Trust, Inc.	130	2,855
First Industrial Realty Trust, Inc.	90	3,484
Gramercy Capital Corp.	120	2,903
Hersha Hospitality Trust	290	3,045
Inland Real Estate Corp.	200	3,024
Investors Real Estate Trust	310	2,982
Lexington Realty Trust	160	3,019
LTC Properties, Inc.	150	3,010
National Health Investors, Inc.	110	3,476
National Retail Properties, Inc.	150	3,249
Newcastle Investment Corp.	140	2,521
NorthStar Realty Finance Corp.	270	2,724
OMEGA Healthcare Investors, Inc.	220	2,845
Parkway Properties, Inc.	70	2,841
Pennsylvania Real Estate Investment Trust	80	3,115
Senior Housing Properties Trust	160	2,765
Sunstone Hotel Investors, Inc.	120	2,978

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $91,967)		76,864

Money Market Securities - 1.83%
Huntington Money Market Fund, 4.47% (b)	8,300	8,300

TOTAL MONEY MARKET SECURITIES (Cost $8,300)		8,300

TOTAL INVESTMENTS (Cost $514,413) - 100.07%		$ 453,430

Liabilities in excess of other assets - (0.07)%		(304)

TOTAL NET ASSETS - 100.00%		$ 453,126

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2007.

Tax Related
Unrealized appreciation	$ 8,628
Unrealized depreciation	(69,611)
Net unrealized depreciation	$ (60,983)

Aggregate cost of securities for income tax purposes	$ 514,413

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds

Related Notes to the Schedule of Investments

July 31, 2007 (Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Future Contracts - The Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts, which may be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking-to-market on a daily basis to reflect the market value of the contract at the end of each days trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments           and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Federal Income Taxes - There is no provision for federal income tax. The Funds intend to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense. Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Marathon Value Portfolio
Schedule of Investments
July 31, 2007
(Unaudited)

Common Stocks - 82.01%	Shares	Value

Aerospace-Defense - 0.39%
Northrop Grumman Corp.	1,400	$ 106,540

Agricultural Chemicals - 0.00%
Phosphate Holdings, Inc.	4	150

Air Delivery and Freight Services - 1.40%
United Parcel Service, Inc. - Class B	5,000	378,600

Automobiles, Parts & Equipment - 1.02%
Toyota Motor Corp. (b)	2,300	277,449

Banking - 2.16%
Mitsubishi UFJ Financial Group, Inc. (MUFG) (b)	22,500	239,400
Popular, Inc.	11,500	151,685
U.S. Bancorp	6,530	195,573
		586,658

Biological Products, (No Diagnostic Substances) - 0.40%
Amgen, Inc. (a)	2,000	107,480

Broadcasting & Cable - 1.60%
Liberty Global, Inc. - Class A (a)	3,573	149,816
Liberty Media Corp. - Capital Group - Class A (a)	1,558	178,313
Saga Communications, Inc. - Class A (a)	14,300	105,105
		433,234

Computer Communications Equipment - 1.76%
Cisco Systems, Inc. (a)	16,500	477,015

Construction Materials - 1.06%
Vulcan Materials Co.	3,000	287,160

Diversified Financial Services - 1.40%
Moody's Corp.	5,400	290,520
Western Union Co.	4,500	89,775
		380,295

Electric Components & Equipment - 2.50%
SECOM Co., Ltd. (b)	2,800	246,924
Zebra Technologies Corp. - Class A (a)	11,875	430,231
		677,155

Electric Utilities - 1.78%
Korea Electric Power Corp. (KEPCO) (b)	12,400	294,252
NorthWestern Corp.	7,000	189,420
		483,672

Energy - 1.11%
Sasol Ltd. (b)	8,000	300,880

Food Distributors - 0.24%
Farmer Brothers Co.	3,100	64,077

General Merchandise Stores - 1.39%
Costco Wholesale Corp.	6,300	376,740

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 82.01% - continued	Shares	Value

Healthcare Distribution & Services - 5.17%
Cardinal Health, Inc.	7,500	$ 492,975
IMS Health, Inc.	10,627	298,938
Pharmaceutical Product Development, Inc. (PPD)	15,200	509,200
PRA International (a)	3,500	101,255
		1,402,368

Healthcare Equipment - 3.89%
Becton, Dickinson & Co.	5,500	419,980
Dionex Corp. (a)	4,200	285,642
Medtronic, Inc.	3,500	177,345
St. Jude Medical, Inc. (a)	4,000	172,560
		1,055,527

Household Furniture - 0.63%
Natuzzi S.p.A. (a) (b)	22,900	171,063

Household Products - 2.94%
Colgate-Palmolive Co.	2,500	165,000
Kimberly-Clark Corp.	6,800	457,436
Procter & Gamble Co.	2,827	174,878
		797,314

Industrial Conglomerates - 6.05%
3M Co.	4,100	364,572
Eaton Corp.	2,800	272,104
General Electric Co.	14,300	554,268
Leggett & Platt, Inc.	7,700	159,621
Tyco International, Ltd.	6,175	292,016
		1,642,581

Industrial Machinery - 2.12%
Illinois Tool Works, Inc.	7,200	396,360
Lincoln Electric Holdings, Inc.	2,500	179,975
		576,335

Insurance - 2.51%
Aegon N.V. (c)	20,000	361,600
Aon Corp.	8,000	320,320
		681,920

Integrated Oil & Gas - 1.37%
ConocoPhillips	4,600	371,864

Oil & Gas Equipment & Services - 2.71%
BJ Services Co.	6,600	172,590
Noble Corporation	5,500	563,530
		736,120

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 82.01% - continued	Shares	Value

Packaged Foods - 1.63%
Campbell Soup Co.	12,000	$ 441,960

Paper/Forest Products - 1.28%
Plum Creek Timber Co., Inc.	8,970	348,574

Perfumes, Cosmetics & Other Toilet Preparations - 1.19%
Elizabeth Arden, Inc. (a)	15,000	323,100

Pharmaceutical - 1.91%
Abbott Laboratories	7,000	354,830
Arena Pharmaceuticals, Inc. (a)	6,934	79,256
Bristol-Myers Squibb Co.	3,000	85,230
		519,316

Property & Casualty Insurance - 4.50%
Alleghany Corp. (a)	1,060	445,200
Berkshire Hathaway, Inc. - Class B (a)	130	468,520
Millea Holdings, Inc. (a) (b)	7,750	307,878
		1,221,598

Publishing, Printing & Media - 1.31%
Gannett Co., Inc.	1,200	59,880
John Wiley & Sons, Inc. - Class A	7,000	296,030
		355,910

Real Estate - 3.61%
Alexander's, Inc. (a) (d)	500	177,050
Avatar Holdings, Inc. (a)	4,100	266,213
Crescent Real Estate Equities Co. (d)	9,900	223,542
EastGroup Properties, Inc. (d)	2,800	115,472
Reading International, Inc. - Class A (a)	19,100	197,685
		979,962

Restaurants - 1.48%
McDonald's Corp.	8,400	402,108

Retail - Furniture Stores - 0.27%
Haverty Furniture Companies, Inc.	6,500	72,475

Semiconductors & Related Devices - 1.12%
Linear Technology Corp.	8,500	303,025

Services - Consumer Credit Reporting, Collection Agencies - 0.70%
Equifax, Inc.	4,700	190,162

Services - Data and Transaction Processing - 2.85%
Automatic Data Processing, Inc.	6,700	311,014
First Data Corp.	4,500	143,055
Global Payments, Inc.	2,500	93,500
Total System Services, Inc.	8,000	225,040
		772,609

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stocks - 82.01% - continued	Shares	Value

Services - Staffing - 1.86%
CDI Corp.	8,800	$ 248,952
Robert Half International, Inc.	7,500	254,925
		503,877

Soft Drinks - 1.34%
The Coca-Cola Co.	7,000	364,770

Specialty Chemicals - 3.54%
Cabot Corp.	6,000	242,280
PPG Industries, Inc.	4,100	312,707
Valspar Corp.	14,700	405,573
		960,560

Specialty Stores - 1.92%
Office Depot, Inc. (a)	11,200	279,552
Tiffany & Co.	5,000	241,250
		520,802

Systems Software & Computer Hardware - 3.64%
International Business Machines Corp. (IBM)	6,200	686,030
Microsoft Corp.	10,400	301,496
		987,526

Wholesale - Electronic Parts & Equipment - 2.26%
Avnet, Inc. (a)	11,000	416,680
Tyco Electronics Ltd. (a)	5,500	197,010
		613,690

TOTAL COMMON STOCKS (Cost $14,982,469)		22,254,221

Preferred Stock - 0.45%

E. I. DuPont De Nemours & Co. $4.50	1,500	120,375

TOTAL PREFERRED STOCK (Cost $122,200)		120,375

Exchange-Traded Funds - 1.46%

UltraShort S&P500 ProShares	7,000	396,690

TOTAL EXCHANGE-TRADED FUNDS (Cost $363,070)		396,690
	Principal
Commercial Paper - 4.79%	Amount

American Electric Power 08/10/2007	$1,300,000	1,298,322

TOTAL COMMERCIAL PAPER (Cost $1,298,322)		1,298,322

Corporate Bonds - 4.98%

Allegiance Telecom, Inc. Senior Notes, 12.875%, 05/15/2008 (a) (e)	125,000	63,750
CWABS, Inc., 8.320%, 10/25/2032 (f) (h)	70,624	51,850
CWABS, Inc., 5.580%, 05/25/2034 (f) (h)	31,943	31,948
CWABS, Inc., 5.980%, 04/25/2032 (f) (g) (h)	120,932	120,980
IMPAC CMB Trust, 6.220%, 10/25/2033 (h)	317,021	317,205
IMPAC CMB Trust, 5.740%, 9/25/2034 (g) (h)	264,850	264,995
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (e)	125,000	313
SunAmerica, Inc., 6.750%, 10/01/2007	500,000	501,008

TOTAL CORPORATE BONDS (Cost $1,425,684)		1,352,049

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2007
(Unaudited)
	Principal
U.S. Agency Obligations - 1.34%	Amount	Value

Federal Home Loan Mortgage Corp., 5.625%, 08/11/2015 (h)	$ 300,000	$ 298,897
Federal Home Loan Mortgage Corp., Series #2692, 3.500%, 01/15/2023 (g)	66,293	65,857

TOTAL U.S. AGENCY OBLIGATIONS (Cost $366,149)		364,754

Foreign Government Bonds - 3.08%

Swiss Government Bonds, 3.250%, 02/11/2009	1,000,000	836,198

FOREIGN GOVERNMENT BONDS (Cost $806,928)		836,198
	Shares
Money Market Securities - 2.25%

Fidelity Institutional Money Market Portfolio - Class I, 5.24% (i)	610,273	610,273

TOTAL MONEY MARKET SECURITIES (Cost $610,273)		610,273

TOTAL INVESTMENTS (Cost $19,975,095) - 100.36%		$27,232,882

Liabilities in excess of other assets - (0.36)%		(98,216)

TOTAL NET ASSETS - 100.00%		$27,134,666

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry.
(d) Real Estate Investment Trust.
(e) In default, issuer filed Chapter 11 bankruptcy.
(f) Asset-Backed Security.
(g) Collateralized mortgage obligation.
(h) Variable rate securities; the coupon rate shown represents the rate at July 31, 2007.
(i) Variable rate security; the rate shown represents the money market rate at July 31, 2007.

Tax Related
Unrealized appreciation		7,549,408
Unrealized depreciation		(291,621)
Net unrealized appreciation		$ 7,257,787

Aggregate cost of securities for income tax purposes		$19,975,095

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
July 31, 2007 (Unaudited)

Related Notes to the Schedule of Investments

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method

QCM Absolute Return Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Common Stock - 70.65%	Shares	Value

Electric & Other Services Combined - 1.16%
NorthWestern Corp.	4,392	$ 118,848

Electric Services - 1.53%
TXU Corp. (b)	2,400	156,600

Finance Service - 2.24%
First Data Corp. (b)	7,200	228,888

Hotels & Motels - 7.66%
Hilton Hotels Corp. (b)	17,700	782,517

Industrial Organic Chemicals - 1.76%
Lyondell Chemical Co. (b)	4,000	179,600

Investment Advice - 1.20%
Nuveen Investments, Inc. - Class A (b)	2,000	122,280

National Commercial Banks - 4.98%
Compass Bancshares, Inc. (b)	4,100	284,048
First Republic Bank	900	49,275
Huntington Bancshares, Inc. (b)	5,732	110,054
Yardville National Bancorp	2,000	65,480
		508,857

Natural Gas Distribution - 2.24%
KeySpan Corp.	5,500	228,525

Newspapers: Publishing or Publishing & Printing - 3.04%
Tribune Co. (b)	11,098	310,300

Personal Credit Institutions - 0.34%
SLM Corp. (a) (b)	700	34,419

Radio Broadcasting Stations - 0.32%
Clear Channel Communications, Inc. (b)	900	33,210

Radiotelephone Communications - 5.45%
Alltel Corp. (b)	4,000	263,800
Dobson Communications Corp. - Class A (a) (b)	23,500	292,575
		556,375

Regional Commercial Bank - 4.78%
Desert Community Bank	21,091	488,468

Retail - Eating Places - 2.65%
Applebee's International, Inc. (b)	11,000	270,600

Retail - Lumber & Other Building Materials Dealers - 3.57%
Home Depot, Inc. (b)	9,800	364,266

Retail - Shoe Stores - 0.79%
Genesco, Inc. (a) (b)	1,600	80,880

Savings Institutions, Federally Chartered - 4.63%
MAF Bancorp, Inc. (b)	9,000	472,680

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Common Stock - 70.65% - continued	Shares	Value

Services - Computer Processing & Data Preparation - 0.52%
Affiliated Computer Services, Inc. - Class A (a) (b)	1,000	$ 53,660

Services - Miscellaneous Amusement & Recreation - 1.08%
Harrah's Entertainment, Inc. (b)	1,300	110,097

Services - Skilled Nursing Care Facilities - 3.35%
Manor Care, Inc. (b)	5,400	342,090

State Commercial Banks - 0.62%
East West Bancorp, Inc. (b)	1,000	36,660
USB Holdings Co., Inc.	1,099	26,442
		63,102

Surgical & Medical Instruments & Apparatus - 1.73%
Arrow International, Inc. (b)	4,000	176,760

Telephone & Telegraph Apparatus - 3.89%
Avaya, Inc. (a) (b)	24,000	396,960

Telephone Communications (No Radiotelephone) - 3.13%
BCE, Inc. (b)	6,200	234,608
Verizon Communications, Inc. (b)	2,000	85,240
		319,848

Television Broadcasting Stations - 7.99%
Price Communications Corp. (a)	33,990	815,760

TOTAL COMMON STOCK (Cost $7,337,038)		7,215,590

Real Estate Investment Trusts - 7.49%
Crescent Real Estate Equities Co. (b)	18,000	406,440
Equity Inns, Inc. (b)	10,000	223,600
Mission West Properties, Inc.	10,700	134,820

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $770,610)		764,860

Closed-End Mutual Funds - 19.72%
ACM Managed Income Fund	92,900	351,162
AllianceBernstein National Municipal Income Fund	17,950	252,198
Delaware Investments Global Dividend & Income Fund, Inc.	32,801	410,340
Neuberger Berman Real Estate Income Fund, Inc.	9,000	204,390
Putnam High Income Securities Fund	22,426	186,136
Putnam Master Intermediate Income Trust	25,660	159,092
Putnam Municipal Bond Fund	28,678	345,570
Putnam Municipal Opportunities Trust	4,870	56,735
Putnam Premier Income Trust	7,881	48,941

TOTAL CLOSED-END MUTUAL FUNDS (Cost $2,122,267)		2,014,564

Exchange-Traded Fund - 7.46%
DIAMONDS Trust, Series I (b)	1,200	158,604
iShares Lehman 7-10 Year Treasury Bond Fund (b)	7,300	603,126
TOTAL EXCHANGE-TRADED FUND (Cost $763,882)		761,730
*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

	Shares	Value

Rights - 0.00%
Pelican Financial, Inc. (a) (c)	8,500	$ -

TOTAL RIGHTS (Cost $0)		-

Money Market Security - 0.80%
Fidelity Money Market Portfolio, 5.19% (d)	82,322	82,322

TOTAL MONEY MARKET (Cost $82,322)		82,322

TOTAL INVESTMENTS (Cost $11,076,119) - 106.12%		$ 10,839,066

Liabilities in excess of other assets - (6.12)%		(625,249)

TOTAL NET ASSETS - 100.00%		$ 10,213,817

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) Escrow rights issued in conjunction with company liquidation. There is no market for the rights. therefore these are considered to be illquid and are valued according to fair value procedures approved by the Trust.
(d) Variable rate securities; the money market rate shown represents the rate at July 31, 2007.

Tax Related (Excluding Premiums & Proceeds Received for Options & Short Sales)
Unrealized appreciation		$ 136,708
Unrealized depreciation		(373,761)
Net unrealized depreciation		$ (237,053)

Aggregate cost of securities for income tax purposes		$ 11,076,119
*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Written Call Options
July 31, 2007
(Unaudited)
	Shares Subject
Written Call Options / Expiration Date @ Exercise Price	to Call	Value

Affiliated Computer Services, Inc. - Class A, 08/18/2007 @ $55.00	1,000	$ 1,400
Alltel Corp, 08/18/2007 @ $65.00	4,000	7,900
Alltel Corp, 08/18/2007 @ $70.00	4,000	600
Applebee's International, Inc., 08/18/2007 @ $25.00	13,100	3,275
Arrow International, Inc., 08/18/2007 @ $45.00	4,000	500
Avaya, Inc., 08/18/2007 @ $17.50	21,000	525
Avaya, Inc., 09/22/2007 @ $17.50	6,800	340
Banco Bilbao Vizcaya Argentaria, S.A., 08/18/2007 @ $25.00	7,000	700
BCE, Inc., 08/18/2007 @ $40.00	5,500	412
BCE, Inc., 09/22/2007 @ $40.00	2,300	518
Clear Channel Communications, Inc., 08/18/2007 @ $37.50	900	157
Compass Bancshares, Inc., 08/18/2007 @ $70.00	3,300	495
Crescent Real Estate Equities Co., 08/18/2007 @ $22.50	16,200	4,050
DIAMONDS Trust, Series I, 08/18/2007 @ $135.00	500	563
DIAMONDS Trust, Series I, 08/18/2007 @ $136.00	1,500	1,163
DIAMONDS Trust, Series I, 08/18/2007 @ $137.00	1,500	750
DIAMONDS Trust, Series I, 08/18/2007 @ $138.00	1,100	330
Dobson Communications Corp. - Class A, 08/18/2007 @ $12.50	3,000	225
East West Bancorp, Inc., 08/18/2007 @ $40.00	6,400	480
East West Bancorp, Inc., 08/18/2007 @ $35.00	7,900	18,762
Equity Inns, Inc., 08/18/2007 @ $22.50	7,300	365
First Data Corp., 08/18/2007 @ $30.00	1,000	2,325
First Data Corp., 08/18/2007 @ $32.50	8,600	2,795
Genesco, Inc., 08/18/2007 @ $50.00	1,000	1,250
Harrah's Entertainment, Inc., 08/18/2007 @ $85.00	1,300	715
Hilton Hotels Corp., 08/18/2007 @ $45.00	16,500	4,950
Home Depot, Inc., 08/18/2007 @ $40.00	4,500	900
Home Depot, Inc., 08/18/2007 @ $37.50	6,300	5,670
Huntington Bancshares, Inc., 08/18/2007 @ $20.00	1,000	150
iShares Cohen & Steers Realty Majors Index Fund, 08/18/2007 @ $87.00	4,000	3,400
iShares Cohen & Steers Realty Majors Index Fund, 08/18/2007 @ $93.00	1,500	225
iShares Cohen & Steers Realty Majors Index Fund, 08/18/2007 @ $94.00	1,500	225
iShares iBoxx $ High Yield Corporate Bond Fund, 08/18/2007 @ $101.00	4,400	440
iShares iBoxx $ High Yield Corporate Bond Fund, 08/18/2007 @ $100.00	1,200	300
iShares Lehman 7-10 Year Treasury Bond Fund, 08/18/2007 @ $81.00	6,700	10,217
iShares Lehman 7-10 Year Treasury Bond Fund, 08/18/2007 @ $82.00	11,400	8,265
KeyCorp, 08/18/2007 @ $35.00	500	375
Lyondell Chemical Co., 08/18/2007 @ $45.00	1,800	1,125
Lyondell Chemical Co., 08/18/2007 @ $50.00	3,000	225
MAF Bancorp, Inc., 08/18/2007 @ $55.00	2,000	50
MAF Bancorp, Inc., 11/17/2007 @ $55.00	6,400	3,680
Manor Care, Inc., 08/18/2007 @ $65.00	7,200	1,260
National City Corp., 08/18/2007 @ $32.50	4,100	615
Nuveen Investments, Inc. - Class A, 08/18/2007 @ $65.00	2,000	150
ServiceMaster Co., 08/18/2007 @ $15.00	2,500	1,563
SLM Corp., 08/18/2007 @ $50.00	700	1,138
Tribune Co., 08/18/2007 @ $30.00	5,400	1,350
Tribune Co., 08/18/2007 @ $27.50	11,100	13,598
TXU Corp., 08/18/2007 @ $67.50	1,800	540
Verizon Communications, Inc., 08/18/2007 @ $40.00	10,500	30,712
Verizon Communications, Inc., 08/18/2007 @ $42.50	9,000	9,675

Total (Premiums Received $211,169)	257,200	$ 151,393
*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Written Put Options
July 31, 2007
(Unaudited)
	Shares Subject
Written Put Options / Expiration Date @ Exercise Price	to Put	Value

Applebee's International, Inc., 08/18/2007 @ $25.00	4,000	$ 2,300
BCE, Inc., 08/18/2007 @ $40.00	3,200	7,360
Compass Bancshares, Inc., 08/18/2007 @ $70.00	1,800	1,845
Crescent Real Estate Equities Co., 08/18/2007 @ $22.50	3,000	150
iShares Lehman 7-10 Year Treasury Bond Fund, 08/18/2007 @ $81.00	2,000	150
iShares Lehman 7-10 Year Treasury Bond Fund, 08/18/2007 @ $82.00	1,400	350

Total (Premiums Received $7,496)	15,400	$ 12,155
*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Securities Sold Short
July 31, 2007
(Unaudited)

Securities Sold Short	Shares	Value

DIAMONDS Trust, Series I	700	$ 92,519
iShares Lehman 7-10 Year Treasury Bond Fund (b)	4,500	371,790
PNC Financial Services Group	600	39,990
Verizon Communications, Inc.	3,060	130,417

Total (Proceeds Received $629,702)	8,860	$ 634,716

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Related Notes to the Schedule of Investments
July 31, 2007
(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales - The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund’s portfolio under normal circumstances will always include sufficient collateral to cover its obligations to close its short positions.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Mutual Funds - 96.48%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 94.60%

Allianz NFJ Dividend Value Fund - Institutional Class	377,492	$6,700,491
Allianz OCC Growth Fund - Institutional Class (a)	154,663	4,001,124
Allianz NFJ International Value Fund - Institutional Class	78,231	2,092,678
American Century Heritage Fund - Institutional Class	481,844	9,713,972
Artisan International Small Cap Fund - Investor Class	217,770	5,559,669
Aston/Optimum Mid Cap Fund - Class I	268,474	8,024,696
BlackRock International Opportunities Portfolio - Institutional Class	182,256	8,926,908
CGM Focus Fund	213,093	9,636,082
Columbia Acorn Select - Class Z	296,682	8,835,179
Excelsior Value & Restructuring Fund - Institutional Class	121,979	6,925,981
Fidelity Leveraged Company Stock Fund	247,358	8,355,740
Goldman Sachs Growth and Income Fund - Institutional Class	164,839	4,984,738
ING International SmallCap Fund - Class I	152,722	9,797,141
Janus Contrarian Fund	452,486	8,791,807
Janus Orion Fund	221,573	2,603,487
Janus Overseas Fund	184,986	9,939,282
Janus Research Fund	299,057	8,591,917
Janus Venture Fund	128,086	8,867,423
John Hancock Large Cap Equity Fund - Class I (a)	351,393	8,999,176
Kinetics Small Cap Opportunities Fund - No Load Class (b)	296,510	8,942,732
Kinetics Paradigm Fund - No Load Class	319,730	8,904,485
Longleaf Partners Small-Cap Fund	265,180	8,740,325
Nationwide Small Cap Fund - Institutional Class	115,796	2,581,098
Oppenheimer International Small Company Fund - Class Y	283,575	9,564,975
Oppenheimer Small & Mid Cap Value Fund - Class Y	112,575	4,612,217
Royce Value Plus Fund - Institutional Class	238,488	3,620,253
Thornburg Value Fund - Class I	149,721	6,334,693
Winslow Green Growth Fund - Institutional Class (b)	146,409	3,279,554

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $182,333,234)		197,927,823

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.88%
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	5,601
Artisan International Value Fund - Investor Class	125	3,567
Artisan Small Cap Value Fund - Investor Class (a)	273	4,974
Berwyn Fund	100	2,889
Bridgeway Small Cap Growth Fund (a)	205	3,140
Bridgeway Small Cap Value Fund (a)	179	3,202
Columbia Small Cap Growth Fund - Institutional Class	100	3,118
Delafield Fund, Inc.	73,203	2,054,797
Dreyfus Premier International Small Cap Fund - Class R	100	3,139
DWS Dreman Small Cap Value Fund - Institutional Class	85	3,382
Fidelity Mid-Cap Stock Fund	100	3,085
Franklin Small Cap Value Fund - Advisor Class	100	4,662
Gabelli Asset Fund - Class AAA	3,274	170,000
*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Mutual Funds - 96.48% - continued	Shares	Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.88% - continued

Heartland Value Fund	100	$ 5,134
JPMorgan Small Cap Equity Fund - Class S	126	4,284
Keeley Small Cap Value Fund, Inc.	161	4,481
Mainstay Small Cap Opportunity Fund - Class I	48	932
Nicholas Applegate International Growth Opportunities Fund - Class I	24,304	1,647,073
Oakmark International Small Cap Fund - Institutional Class	120	2,910
Oberweis Micro-Cap Fund	175	3,057
T. Rowe Price Small-Cap Value Fund	100	4,214

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $3,931,173)		3,937,641

TOTAL MUTUAL FUNDS (Cost $186,264,407)		201,865,464

Exchange-Traded Funds - 3.11%
iShares Dow Jones U.S. Basic Materials Sector Index Fund	94,515	6,506,413

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,036,099)		6,506,413

Money Market Securities - 0.77%
Fidelity Institutional Money Market Treasury Portfolio - Class I, 5.07% (c)	1,609,433	1,609,433

TOTAL MONEY MARKET SECURITIES (Cost $1,609,433)		1,609,433

TOTAL INVESTMENTS (Cost $194,909,939) - 100.36%		$209,981,310

Liabilities in excess of other assets - (0.36)%		(761,846)

TOTAL NET ASSETS - 100.00%		$209,219,464

(a) Non-income producing.

(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 rule stating no issuer of any security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Variable rate securities; the money market rate shown represents the rate at July 31, 2007.

Tax Related
Gross unrealized appreciation	$17,067,395
Gross unrealized depreciation	(1,996,024)
Net unrealized appreciation	$ 15,071,371

Aggregate cost of securities for income tax purposes	$ 194,909,939

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments
July 31, 2007
(Unaudited)

Mutual Funds - 92.70%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Managed Volatility Fund's net assets - 92.66%

American Century Heritage Fund - Institutional Class	76,773	$ 1,547,752
Aston/Optimum Mid Cap Fund - Class I	40,340	1,205,770
BlackRock International Opportunities Portfolio - Institutional Class	23,728	1,162,174
CGM Focus Fund	32,302	1,460,683
Columbia Acorn Select - Class Z	42,229	1,257,593
Excelsior Value & Restructuring Fund - Institutional Class	21,889	1,242,834
Fidelity Leveraged Company Stock Fund	36,889	1,246,099
Fidelity OTC Portfolio (a)	16,297	767,237
Gabelli Asset Fund - Class AAA	19,088	991,247
ING International SmallCap Fund - Class I	20,343	1,304,996
Janus Contrarian Fund	68,624	1,333,372
Janus Overseas Fund	24,498	1,316,294
Janus Research Fund	46,831	1,345,462
Janus Venture Fund	17,258	1,194,802
John Hancock Large Cap Equity Fund - Class I (a)	43,803	1,121,798
Kinetics Small Cap Opportunities Fund - No Load Class	35,653	1,075,288
Kinetics Paradigm Fund - No Load Class	35,794	996,861
Longleaf Partners Small-Cap Fund	31,434	1,036,076
Nicholas Applgate International Growth Opportunities Fund - Class I (b)	15,783	1,069,623
Oppenheimer International Small Company Fund - Class Y	36,418	1,228,384
Oppenheimer Small & Mid-Cap Value Fund - Class Y	25,463	1,043,198
Thornburg Value Fund - Class I	8,786	371,717
Winslow Green Growth Fund - Institutional Class	37,593	842,088

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $25,485,082)		26,161,348

Mutual Funds Less Than 1% of The Sound
Mind Investing Managed Volatility Fund's net assets - 0.04%

Artisan International Small Cap Fund - Investor Class	150	3,829
Longleaf Partners Fund	137	5,082
Oakmark International Small Cap Fund - Class I	120	2,910

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $10,968)		11,821

TOTAL MUTUAL FUNDS (Cost $25,496,050)		26,173,169

Exchange-Traded Funds - 3.36%
iShares Dow Jones U.S. Basic Materials Sector Index Fund	13,750	946,550

TOTAL EXCHANGE-TRADED FUNDS (Cost $942,104)		946,550

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

Money Market Securities - 1.00%	Shares	Value

Fidelity Institutional Money Market Treasury Portfolio - Class I, 5.07% (c)	282,576	$ 282,576

TOTAL MONEY MARKET SECURITIES (Cost $282,576)		282,576

TOTAL INVESTMENTS (Cost $26,720,730) - 97.06%		$27,402,295

Cash & other assets less liabilities - 2.94%		830,950

TOTAL NET ASSETS - 100.00%		$28,233,245

a) Non-income producing.

(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 rule stating no issuer of any security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.

(c) Variable rate securities; the money market rate shown represents the rate at July 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments - continued
July 31, 2007
(Unaudited)

	Number of	Underlying Face
Short Futures Contracts, Expiration	Short Contracts	Amount at Market Value	Unrealized (Depreciation)

MSCI EAFE E-Mini Futures Contract, September 2007 (a)	(22)	$ (2,430,780)	$ (41,310)
Russell 2000 Mini Futures Contract, September 2007 (b)	(83)	(6,482,300)	(547,900)
S&P 500 E-Mini Futures Contract, September 2007 (c)	(89)	(6,505,455)	(291,065)

Total Short Futures Contracts			$ (880,275)

(a) Each MSCI EAFEE-Mini Futures contract has a multiplier of 50 shares.
(b) Each Russell 2000 Mini Futures contract has a multiplier of 100 shares.
(c) Each S&P 500 E-Mini Futures contract has a multiplier of 50 shares.

Tax Related, excluding future contracts
Gross unrealized appreciation			$ 1,002,971
Gross unrealized depreciation			(321,406)
Net unrealized appreciation			$ 681,565

Aggregate cost of securities for income tax purposes			$ 26,720,730

*See accompanying notes which are an integral part of these financial statements.

Sound Mind Investing Fund

Related Footnotes to the Schedule of Investments

July 31, 2007 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities        are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cot method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Dividends and Distributions - The Funds typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Funds unless shareholders request cash distributions on their application or through a written request.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of July 9, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony J Ghoston
Anthony J. Ghoston, President

Date	9/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J Ghoston
Anthony J. Ghoston, President

Date	9/28/07

By

__/s/ J Michael Landis
J. Michael Landis, Treasurer

Date	9/14/07